Financial Assets and Financial Liabilities - Summary of Carrying Amounts of the Underlying Assets and the Associated Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		₩ 21,637,746	₩ 13,456,317
Associated liabilities that entity continues to recognise		2,930,380	2,865,462
Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Associated liabilities that entity continues to recognise		2,850,790	3,149,021
Financial assets at fair value, class
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		319,913	93,804
Financial assets at fair value, class | Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		2,925,425	3,101,145
Financial assets at amortised cost, class
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise	[1]	₩ 2,605,512	₩ 3,007,341

[1]	Before netting of allowance